Share-based payments - Summary of Indirect Measurement of Fair Value of Goods or Services Received, Share Options Granted During Period (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Text Block [Abstract]
Weighted average fair value of options granted	£ 0.0	£ 0.0	£ 0.0	£ 1,042.0